UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SRS Investment Management, LLC
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Address:   1 Bryant Park, 39th Floor
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           New York, New York 10036
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-14298
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karthik R. Sarma
           --------------------------------------------------
Title:     Managing Member
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Phone:     (212) 520-7907
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Karthik R. Sarma             New York, NY           2/14/13
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          18
                                               -------------

Form 13F Information Table Value Total:        $ 1,023,974
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ALLISON TRANSMISSION HLDGS I  COM            01973R101   12,167    595,831 SH          SOLE               595,831        0         0
APPLE INC                     COM            037833100   66,522    125,000 SH          SOLE               125,000        0         0
APPLE INC                     COM            037833100   53,217    100,000 SH  CALL    SOLE                     -        0         0
AVIS BUDGET GROUP             COM            053774105  198,200 10,000,000 SH          SOLE            10,000,000        0         0
EXPRESS SCRIPTS HLDG CO       COM            30219G108   18,900    350,000 SH          SOLE               350,000        0         0
FLEXTRONICS INTL LTD          ORD            Y2573F102   72,030 11,598,991 SH          SOLE            11,598,991        0         0
GENPACT LIMITED               SHS            G3922B107   47,870  3,088,400 SH          SOLE             3,088,400        0         0
GOOGLE INC                    CL A           38259P508   49,517     70,000 SH          SOLE                70,000        0         0
HERTZ GLOBAL HOLDINGS INC     COM            42805T105   97,620  6,000,000 SH          SOLE             6,000,000        0         0
NIELSEN HOLDINGS N V          COM            N63218106   44,249  1,446,529 SH          SOLE             1,446,529        0         0
QIHOO 360 TECHNOLOGY CO LTD   ADS            74734M109  100,946  3,400,000 SH          SOLE             3,400,000        0         0
QLIK TECHNOLOGIES INC         COM            74733T105   92,640  4,265,183 SH          SOLE             4,265,183        0         0
REALPAGE INC                  COM            75606N109   28,089  1,302,207 SH          SOLE             1,302,207        0         0
SENSATA TECHNOLOGIES HLDG BV  SHS            N7902X106   48,720  1,500,000 SH          SOLE             1,500,000        0         0
SOLARWINDS INC                COM            83416B109   29,508    562,600 SH          SOLE               562,600        0         0
YELP INC                      CL A           985817105      943     50,000 SH          SOLE                50,000        0         0
YY INC                        ADS REPCOM CLA 98426T106    8,556    600,000 SH          SOLE               600,000        0         0
ZYNGA INC                     CL A           98986T108   54,280 23,000,000 SH          SOLE            23,000,000        0         0

